Lease commitments and related party transactions (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Lease commitments and related party transactions (Details) [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 5,721
Operating Leases, Rent Expense		14,724	12,005	26,260	24,468
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)		150,000	564,900	1,143,700	1,130,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures		76,500		556,032	409,000
Description of Lessee Leasing Arrangements, Operating Leases	the Company leased space in Scottsdale, Arizona for its main headquarters. The lease ran from January 2012 to March 2014 at a rate of $1,907 per month
Operating Leases, Rent Expense, Minimum Rentals	1,907
Lease Expiration Date	Jun. 30, 2014
Related Party Transaction, Amounts of Transaction		295,000
Former Director [Member] | Shares Issued for Consulting Services [Member]
Lease commitments and related party transactions (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)					60,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures					$ 29,400